Consolidated Statements of Recognised Income and Expense - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of comprehensive income [abstract]
CONSOLIDATED PROFIT/(LOSS) FOR THE YEAR	€ 10,764	€ 9,653	€ (7,708)
OTHER RECOGNISED INCOME AND EXPENSE	(2,660)	(220)	(9,794)
Items that will not be reclassified to profit or loss	(399)	754	(1,018)
Actuarial gains and losses on defined benefit pension plans	(56)	1,567	(25)
Non-current assets held for sale	0	0	0
Other recognised income and expense of investments in subsidiaries, joint ventures and associates	17	(1)	(4)
Changes in the fair value of equity instruments measured at fair value through other comprehensive income	(497)	(171)	(917)
Gains or losses resulting from the accounting for hedges of equity instruments measured at fair value through other comprehensive income, net	0	0	0
Changes in the fair value of equity instruments measured at fair value through other comprehensive income (hedged item)	18	117	4
Changes in the fair value of equity instruments measured at fair value through other comprehensive income (hedging instrument)	(18)	(117)	(4)
Changes in the fair value of financial liabilities at fair value through profit or loss attributable to changes in credit risk	88	(99)	31
Income tax relating to items that will not be reclassified	49	(542)	(103)
Items that may be reclassified to profit or loss	(2,261)	(974)	(8,776)
Hedges of net investments in foreign operations (effective portion)	(2,467)	(1,159)	2,340
Revaluation gains (losses)	(2,467)	(1,159)	2,340
Amounts transferred to income statement	0	0	0
Other reclassifications	0	0	0
Exchanges differences	3,658	3,082	(11,040)
Revaluation gains (losses)	3,658	3,082	(11,040)
Amounts transferred to income statement	0	0	0
Other reclassifications	0	0	0
Cash flow hedges (effective portion)	(3,016)	(938)	(53)
Revaluation gains (losses)	(1,762)	(1,739)	799
Amounts transferred to income statement	(1,254)	801	(852)
Transferred to initial carrying amount of hedged items	0	0	0
Other reclassifications	0	0	0
Hedging instruments (items not designated)	0	0	0
Revaluation gains (losses)	0	0	0
Amounts transferred to income statement	0	0	0
Other reclassifications	0	0	0
Debt instruments at fair value with changes in other comprehensive income	(2,086)	(3,250)	(100)
Revaluation gains (losses)	(2,591)	(3,063)	692
Amounts transferred to income statement	(99)	(545)	(1,165)
Other reclassifications	604	358	373
Non-current assets held for sale	0	0	0
Revaluation gains (losses)	0	0	0
Amounts transferred to income statement	0	0	0
Other reclassifications	0	0	0
Share of other recognised income and expense of investments	85	19	(151)
Income tax relating to items that may be reclassified to profit or loss	1,565	1,272	228
Total recognised income and expenses for the year	8,104	9,433	(17,502)
Attributable to non-controlling interests	1,410	1,255	245
Attributable to the parent	€ 6,694	€ 8,178	€ (17,747)